Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand and petty cash	$ 450		$ 450
Checking accounts and demand deposits	2,248,954		2,683,977
Time deposits	7,647,200		3,221,749
Cash and cash equivalents	$ 9,896,604	$ 322,050	$ 5,906,176